Schedule of Transactions Occurred with Related Parties (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions		$ 6,568,629	$ 589,166	$ 4,936,423
Energreen Nutrition Australia Pty Ltd., [member]
IfrsStatementLineItems [Line Items]
Purchases of seed for related party		14,376,490
Purchases of oil for related party		761,925
Sales of meals for related party		5,818,454
Other sales for related party		217,909
Management fee		357,000
Lease for related party		21,351
Amounts payable, related party transactions			12,651,382	13,942,332
Amounts receivable, related party transactions			4,838,204	1,693,451
Management fee			312,000	312,000
Soon Soon Oilmills Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Purchases of seed for related party	[1]
Purchases of oil for related party	[1]	699,200
Sales of meals for related party	[1]
Other sales for related party	[1]
Management fee	[1]
Lease for related party	[1]
Amounts payable, related party transactions	[1]
Amounts receivable, related party transactions	[1]		2,234
Management fee	[1]
Sunmania Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Purchases of seed for related party
Purchases of oil for related party
Sales of meals for related party
Other sales for related party		32,868
Management fee
Lease for related party		$ 77,000
Amounts payable, related party transactions			104,000	104,000
Amounts receivable, related party transactions
Management fee
Good Earths Oils [Member]
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions
Amounts receivable, related party transactions				3,390,714
Management fee

[1]	Gary Seaton has a 20% share of Soon Soon Oilmills Sdn Bhd.